Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share [Abstract]
Loss per Share
The basic loss per share is calculated by dividing the net loss attributable to shareholders by the weighted average number of shares in issue during the financial year as follows:

	Year ended December 31,
	2022	2021	2020
Loss attributable to shareholders (in $’000)	(22,456)	(9,202)	(446)
Weighted average number of shares in issue(1) (2)	52,020,849	43,683,296	28,359,368
Basic and diluted loss per share (in USD)	(0.432)	(0.211)	(0.016)

(1) Share data for the year ended December 31, 2020, has been revised to give effect to the share consolidation as explained in note 15, “Share capital and reserves”.
(2) Ordinary and preferred shares as of December 31, 2020 have been treated as a single class for the purpose of calculating loss per share as they contractually shared equally in the profits and losses of the entity.